Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Loss Per Share [Abstract]
Loss attributable to Company's owners	$ (2,227)	$ (226)	$ (1,544)	$ (2,510)
The weighted average of the number of issued ordinary shares (in thousands of shares)	330,347	6,117	199,293	5,607
Basic loss per share (dollar)	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.48)